Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023
Consolidated Balance Sheets
Ordinary share, par or stated value per share (in dollars per share)	$ 0.20	$ 0.20
Ordinary share, shares authorized	500,000,000	500,000,000
Ordinary share, shares, issued	10,678,953	6,094,078
Ordinary share, shares, outstanding	10,678,953	6,094,078